Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Variable Interest Entity [Line Items]
Total assets	¥ 177,189,742	¥ 163,046,939
Maximum exposure	18,127,466	18,001,431
On-balance sheet assets, Total assets	14,570,082	14,308,274
On-balance sheet assets, Trading account assets	1,600,583	1,161,395
On-balance sheet assets, Investment securities	3,301,134	3,500,088
On-balance sheet assets, Loans	9,514,566	9,467,903
On-balance sheet assets, All other assets	153,799	178,888
On-balance sheet liabilities, Total liabilities	25,786	23,295
On-balance sheet liabilities, All other liabilities	25,786	23,295
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	29,441,674	29,604,929
Maximum exposure	5,828,075	5,608,909
On-balance sheet assets, Total assets	4,605,800	4,383,707
On-balance sheet assets, Trading account assets	1,053	1,072
On-balance sheet assets, Investment securities	1,391,427	1,236,094
On-balance sheet assets, Loans	3,213,320	3,146,541
On-balance sheet liabilities, Total liabilities	1	1
On-balance sheet liabilities, All other liabilities	1	1
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	36,442,349	30,591,880
Maximum exposure	1,588,251	1,674,567
On-balance sheet assets, Total assets	1,410,293	1,396,830
On-balance sheet assets, Trading account assets	297,533	200,651
On-balance sheet assets, Investment securities	723,493	829,641
On-balance sheet assets, Loans	381,111	356,828
On-balance sheet assets, All other assets	8,156	9,710
On-balance sheet liabilities, Total liabilities	206	98
On-balance sheet liabilities, All other liabilities	206	98
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	41,923,186	40,710,546
Maximum exposure	4,637,770	4,717,235
On-balance sheet assets, Total assets	3,643,692	3,699,415
On-balance sheet assets, Trading account assets	335,081	279,471
On-balance sheet assets, Investment securities	150,068	147,543
On-balance sheet assets, Loans	3,110,595	3,207,369
On-balance sheet assets, All other assets	47,948	65,032
On-balance sheet liabilities, Total liabilities	6,581	4,657
On-balance sheet liabilities, All other liabilities	6,581	4,657
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	8,964,605	10,127,497
Maximum exposure	2,173,225	2,269,149
On-balance sheet assets, Total assets	2,094,314	2,104,697
On-balance sheet assets, Trading account assets	844,913	581,912
On-balance sheet assets, Investment securities	973,966	1,203,181
On-balance sheet assets, Loans	251,656	294,703
On-balance sheet assets, All other assets	23,779	24,901
Others [Member]
Variable Interest Entity [Line Items]
Total assets	60,417,928	52,012,087
Maximum exposure	3,900,145	3,731,571
On-balance sheet assets, Total assets	2,815,983	2,723,625
On-balance sheet assets, Trading account assets	122,003	98,289
On-balance sheet assets, Investment securities	62,180	83,629
On-balance sheet assets, Loans	2,557,884	2,462,462
On-balance sheet assets, All other assets	73,916	79,245
On-balance sheet liabilities, Total liabilities	18,998	18,539
On-balance sheet liabilities, All other liabilities	¥ 18,998	¥ 18,539